CASH RESTRICTED FOR USE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Additional Information [Abstract]
Cash restricted for use by type

	US Dollars
Figures in millions	2023	2022	2021
Non-current
Cash restricted for environmental and rehabilitation obligations (1)	34	33	32

Current
Cash restricted by prudential solvency requirements (2)	23	18	18
Cash balances held by joint operations (3)	11	9	8
	34	27	26
Total cash restricted for use (note 31)	68	60	58
(1)Reclamation bonds provided to the Environmental Protection Agency in Ghana for environmental and rehabilitation obligations.
(2)Cash held by the Group's captive insurance company to maintain the solvency capital requirement.
(3)Cash held by joint operations for use within those entities only.